OTHER EQUITY AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2020
Other reserves [abstract]
Disclosure Of Detailed Information About Other Reserves [Table Text Block]
	2020	2019
	US$’000	US$’000

Treasury shares	(387)	(1,993)
Share compensation reserve	3,954	4,520
Hedging reserve	458	173
Translation reserve	(8,749)	(2,522)
Merger reserve	(18,354)	(18,354)
	(23,078)	(18,176)

Disclosure Of Treasury Shares Explanatory [Table Text Block]
Treasury shares

	Number of shares	Treasury Share
		US$’000

Balance at 1 January 2019	-	-
Acquisition of shares	299,641	1,993
Balance at 31 December 2019	299,641	1,993
Reissued to employees under the Forfeitable Share Plan	(242,666)	(1,606)
Balance at 31 December 2020	56,975	387

Disclosure Of Detailed Information About Share Option Reserves [Table Text Block]
Share compensation reserve

	2020	2019
	US$’000	US$’000

Balance at 1 January	4,520	1,364
Share-based payments expenses	1,847	3,156
Treasury shares issued to employees under the Forfeitable Share Plan	(2,413)	-
Balance at 31 December	3,954	4,520

Disclosure of detailed information about share awards outstanding [Table Text Block]
Details of the share awards outstanding during the year are as follows:

Number of share awards:	2018 Award	2020 Award	Total
Granted during 2018, representing outstanding at 1 January 2019	743,000	-	743,000
Forfeited during the year	(15,000)	-	(15,000)
Outstanding at 31 December 2019	728,000	-	728,000
Issued during the year	-	225,000	225,000
Forfeited during the year	(40,000)	(20,000)	(60,000)
Awards vested to employees under the Forfeitable Share Plan	(242,667)	-	(242,667)
Outstanding at 31 December 2020	445,333	205,000	650,333
	US$	US$
Fair value at grant date	10.18	2.90